Related Party Transactions - Schedule of Transactions with Key Management Personnel (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Transactions with Key Management Personnel [Abstract]
Key Management Remuneration	$ 226,745	$ 206,120	$ 365,994	$ 522,669
Former Management Fees			129,705
Short term accommodation expense
Total	$ 226,745	$ 206,120	$ 495,699	$ 522,669